Earnings / (loss) per share - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Earnings per share [line items]
Convertible notes (in shares)	0	5,445,455	0
Number of other equity instruments outstanding in share-based payment arrangement	3,231,060	2,705,989
Restricted Stock
Earnings per share [line items]
Number of other equity instruments outstanding in share-based payment arrangement			2,997,992
Convertible Senior Notes Due 2025 | Convertible instruments
Earnings per share [line items]
Convertible notes (in shares)	5,757,698
Convertible Senior Notes Due 2022 and Due 2025 | Convertible instruments
Earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented	7,661,365		7,324,132